PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

In thousands of dollars	Land and Buildings	Plant and Equipment	Furniture and fittings	Motor Vehicles	Assets under Construction	TOTAL

Cost	225,252	66,630	8,170	1,108	90,708	391,868
Depreciation	(27,446)	(25,001)	(3,566)	(659)	—	(56,672)
Impairment	(15,843)	(5,537)	(89)	(162)	(709)	(22,340)
Net book value at June 30, 2022	181,963	36,092	4,515	287	89,999	312,856

Cost	207,378	52,822	8,598	1,146	55,128	325,072
Depreciation	(22,013)	(20,728)	(3,183)	(595)	—	(46,519)
Impairment	(3,543)	(2,733)	(210)	(219)	(241)	(6,946)
Net book value at December 31, 2021	181,822	29,361	5,205	332	54,887	271,607

Cost	114,999	31,848	6,984	738	6,310	160,879
Depreciation	(7,912)	(12,636)	(1,713)	(272)	—	(22,533)
Impairment	—	(29)	—	—	—	(29)
Net book value at December 31, 2020	107,087	19,183	5,271	466	6,310	138,317
All prior year comparatives have been translated to US Dollars due to a change in presentational currency. See note 2.

During the period under review, Management has decided to impair certain leases in Russia, the U.S. and in Spain as the Group plans to no longer utilize these lease locations. The total impairment of these leases amounted to USD 13,035,632. In addition, as the Group plans to stop its operations in Russia, an impairment of USD 2,862,462 has been recognized relating to plant and equipment that the Group has in Russia. In addition there was a reversal of impairment for an amount of USD 1,093,152 as assets that have been fully impaired in 2021 relating to Charging CGU, have been move during the period to our new office in Georgia and have been put into use.

During the first half of 2022 the Company entered into new lease agreements in Georgia, England, the U.S., and China. Those additional leases resulted in a corresponding increase of the right-of-use asset by USD 41,659,841 which is reflected in the table above within land and buildings. The foreign exchange impact on leases was a decrease and amounted to USD 15,321,963. Furthermore, the Group has cancelled several leases which resulted in a decrease of the right-of use of asset for an amount of USD 13,996,489.

Additions during the 6 month period ended June 30, 2022, for plant and equipment include acquisition for USD 12,910,000 and reclassification from assets under construction of USD 3,680,752. The total foreign exchange difference for plant and equipment decrease the total amount by USD 3,309,561

During the 6 months period ended June 30, 2022, the Group the additions to the assets under construction amounted to USD 47,350,742. An amount of USD 28,268,000 relates to addition to the plant, machinery and tooling classified under this category as well as leasehold improvements under construction of USD 14,402,000. Additions to the assets under construction include capitalized borrowing costs of an amount USD 3,680,752. Assets that have been put into use which were classified under assets under construction have been reclassified to the appropriate category. More specifically, USD 3,149,189 has been reclassified to plant and equipment and USD 3,615,467 to land and buildings. Foreign exchange differences for the 6 months period ended June 30, 2022 were USD 4,888,441.